Classification and measurement of financial instruments - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets and liabilities [line items]
Cash consideration			$ 299
Contingent purchase consideration	$ 73	$ 79
Bottom of range [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Non-marketability factor	20.00%	20.00%
Bottom of range [member] | Regent Hospitality Worldwide Inc [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Percentage to be acquired on exercise				51.00%
Percentage of voting equity interests acquired				51.00%
Top of range [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Non-marketability factor	30.00%	30.00%
Top of range [member] | Regent Hospitality Worldwide Inc [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Percentage to be acquired on exercise				100.00%
Percentage of voting equity interests acquired				100.00%
Regent [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Beneficial interest		49.00%
Contingent Consideration change description	The significant unobservable inputs used to determine the fair value of the contingent purchase consideration are the projected trailing revenues of RHW and the date of exercising the options. If the annual trailing revenue of RHW were to exceed the floor by 10%, the amount of the contingent purchase consideration recognised in the Group Financial Statements would increase by $7m (2020: $7m). If the date for exercising the options is assumed to be 2033, the amount of the undiscounted contingent purchase consideration would be $86m (2020: $86m).
Contingent purchase consideration	$ 73	$ 74
Regent [member] | Bottom of range [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities		81
Regent [member] | Top of range [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities		261
UK Portfolio [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Contingent purchase consideration	0	0
Fair value adjustment recognised		21
Six Senses [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Contingent purchase consideration	0	$ 5
Payable 2021 [member] | Regent [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities incurred	13
Payable 2024 [member] | Regent [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities incurred	13
Payment due in 2026 [member] | Regent [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Cash consideration	$ 39
Payment due in 2026 [member] | Regent [member] | Regent Hospitality Worldwide Inc [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Percentage to be acquired on exercise	25.00%
Cash consideration years	2026
Percentage of voting equity interests acquired	25.00%
Payment due in 2028 [member] | Regent [member] | Regent Hospitality Worldwide Inc [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Cash consideration	$ 42
Percentage to be acquired on exercise	24.00%
Cash consideration years	2028
Percentage of voting equity interests acquired	24.00%
Discount rate, measurement input [member] | Bottom of range [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Percentage of possible increase in unobservable input, liabilities	6.30%	6.40%
Discount rate, measurement input [member] | Top of range [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Percentage of possible increase in unobservable input, liabilities	9.30%	10.00%
Annual trailing revenue exceeding the floor [Member] | Regent [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Sensitivity analysis annual trailing revenue exceeding the floor		10.00%
Increase (decrease) in contingent consideration	$ 7	$ 7
Exercising the options in 2033 [Member]
Disclosure of fair value measurement of assets and liabilities [line items]
Date for exercising the options		2033
Exercising the options in 2033 [Member] | Regent [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Contingent purchase consideration	86	$ 86
Unquoted equity investments [member] | Bottom of range [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Increase or decrease in fair value due to possible increase in unobservable input, liabilities	7	6
Unquoted equity investments [member] | Top of range [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Increase or decrease in fair value due to possible increase in unobservable input, liabilities		8
Unquoted equity investments [member] | Non Marketability Factor [Member]
Disclosure of fair value measurement of assets and liabilities [line items]
Increase or decrease in fair value due to possible increase in unobservable input, liabilities	6	5
Unquoted equity investments [member] | Discount rate, measurement input [member] | Bottom of range [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Increase or decrease in fair value due to possible increase in unobservable input, liabilities	$ 9	12
Unquoted equity investments [member] | Discount rate, measurement input [member] | Top of range [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Increase or decrease in fair value due to possible increase in unobservable input, liabilities		$ 16
Unquoted equity investments [member] | Revenue multple, measurement input [Member]
Disclosure of fair value measurement of assets and liabilities [line items]
Percentage of possible increase in unobservable input, assets		1.00%